Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
6.	Legal Proceedings:

The Company is currently not subject to any material legal proceedings. However, the Company may from time to time become a party to various legal proceedings arising in the ordinary course of business.

10.	Legal Proceedings:

The Company is not currently subject to any material legal proceedings. However, the Company may from time to time become a party to various legal proceedings arising in the ordinary course of business.